DEPOSITS (Narrative) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
DEPOSITS [Abstract]
Savings certificates	$ 4,379	$ 2,441	$ 2,272	$ 2,343
Brokered CDs	10,500	$ 9,300
Certificates of Deposit [Member]
DEPOSITS [Abstract]
Savings certificates	$ 250